SENIOR BOND	12 Months Ended
Dec. 31, 2024
SENIOR BOND
SENIOR BOND
20.	SENIOR BOND

On November 7, 2024, the Company entered into a bond subscription agreement (the “Bond Subscription Agreement”) with Kershaw Health Limited, a private limited company incorporated in England and Wales (the “Subscriber”), pursuant to which the Subscriber agrees to subscribe for and purchase, and the Company hereby agrees to issue and sell to the Subscriber, a senior bond due 2029 (the “Bond”), with the principal amount of US$500,000, at a subscription price of 100% of the principal amount of the Bond. The Subscriber shall pay or cause to be paid the subscription price in the amount of US$500,000 to the Company within thirty (30) days after the issue date of the Bond. Pursuant to the Bond Subscription Agreement, prior to the purchase price of the Bonds has been paid in full by the Subscriber, the Company may at its option repurchase the Bond, in whole but not in part, at a repurchase price equal to the aggregate principal amount of the Bond paid by the Subscriber to the repurchase date (if any).

As of December 31, 2024, the bond has not been issued.